INCOME TAXES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Line Items]
Total current income tax expense	$ (52,198)	$ (267,733)	$ (150,636)
Total deferred tax benefit (expense)	51,663	40,968	181,628
Total tax benefit (expense)	(535)	(226,765)	30,992
Foreign countries [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(11,774)	(35,442)	(28,071)
Total deferred tax benefit (expense)	32,243	19,940	94,228
Country of domicile [member]
Disclosure Of Income Tax [Line Items]
Total current income tax expense	(40,424)	(232,291)	(122,565)
Total deferred tax benefit (expense)	$ 19,420	$ 21,028	$ 87,400